Tax assets and liabilities - Deferred tax in statement of financial position (Details) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	£ 4,315
Movement in income statement	(1,418)
Movement through Other comprehensive income and equity	(1)
Other movements including foreign currency movements	(269)
Deferred tax assets at the end of the year	2,627
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(5,370)
Movement in income statement	534
Movement through Other comprehensive income and equity	(81)
Other movements including foreign currency movements	202
Deferred tax liabilities at the end of the year	(4,715)
Unrealised gains and losses on investments
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	23
Movement in income statement	(8)
Other movements including foreign currency movements	(1)
Deferred tax assets at the end of the year	14
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(1,534)
Movement in income statement	(177)
Movement through Other comprehensive income and equity	(55)
Other movements including foreign currency movements	18
Deferred tax liabilities at the end of the year	(1,748)
Balances relating to investment and insurance contracts
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	1
Deferred tax assets at the end of the year	1
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(730)
Movement in income statement	(156)
Other movements including foreign currency movements	14
Deferred tax liabilities at the end of the year	(872)
Short-term temporary differences
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	4,196
Movement in income statement	(1,396)
Movement through Other comprehensive income and equity	(1)
Other movements including foreign currency movements	(267)
Deferred tax assets at the end of the year	2,532
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(3,071)
Movement in income statement	870
Movement through Other comprehensive income and equity	(26)
Other movements including foreign currency movements	186
Deferred tax liabilities at the end of the year	(2,041)
Short-term temporary differences | Jackson (US insurance operations)
Deferred tax liabilities in statement of financial position
Deferred tax assets expected to be recovered in line with the run off of the in-force book	1,799
Short-term temporary differences | Within 10 years
Deferred tax assets in statement of financial position
Deferred tax assets at the end of the year	733
Capital allowances
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	16
Movement in income statement	(2)
Deferred tax assets at the end of the year	14
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(35)
Movement in income statement	(3)
Other movements including foreign currency movements	(16)
Deferred tax liabilities at the end of the year	(54)
Unused tax losses
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	79
Movement in income statement	(12)
Other movements including foreign currency movements	(1)
Deferred tax assets at the end of the year	£ 66